STOCK-BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Nov. 15, 2023	Aug. 04, 2022	Jun. 30, 2023	Mar. 31, 2023	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2023	Feb. 15, 2023	Jan. 31, 2023	Apr. 15, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period	40,000
Shares issued services	40,000
Stock based compensation						$ 4,200,000
Number of shares issued	10,000							30,000
Exercise of warrants						100,000
Stock based compensation shares						1,430,000
Greentree Financial Group Inc [Member] | Service Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued services						375,000
Outstanding percentage					3.00%
Purchase of warrant					400,000
Exercie price					$ 2.00
Greentree Financial Group Inc [Member] | Loan Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	10,000	40,000							10,000
Loan maturity date		Feb. 15, 2024
Greentree Financial Group Inc [Member] | Loan Agreement [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering cost		$ 250,000
Original discount percentage		10.00%
GeraldR New Man Associates [Member] | Business Development Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding percentage					8.00%
Offering fee					$ 5,000
Prepaid Offering fee					$ 10,000
Gerry Newman [Member] | Business Development Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued										640,000
Newman [Member] | Business Development Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued			85,000
Chartered Services LLC [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant			300,000
Exercie price			$ 2.00
Number of shares issued			270,000
I R T H Communications L L C [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued services			20,000
Directors And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period						670,000
Stock based compensation						$ 1,340,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant						300,000
Common Stock [Member] | Chartered Services LLC [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant			300,000
Exercise of warrants			100,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation						$ 2,860,000
Warrant [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant			300,000
Exercie price			$ 2
2022 Equity Incentive Plan [Member] | Jeffery Henders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period				15,000
2022 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance											1,200,000
Number of shares authorized											1,200,000
2022 Equity Incentive Plan [Member] | Common Stock [Member] | Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued granted				15,000
Shares issued price per share				$ 2.00
Shares issued services				60,000
2022 Equity Incentive Plan [Member] | Common Stock [Member] | Christopher Von Zweh [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period				595,000